Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 37	£ 39	£ 39
Accumulated non-controlling interests of the subsidiary	395	400
Total assets	288,488	289,381	314,760
Total liabilities	272,147	273,161	298,558
Profit for the year	709	1,164	1,300
Total comprehensive income for the year	373	1,563	£ 978
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	19	22
Accumulated non-controlling interests of the subsidiary	160	151
Dividends paid to non-controlling interests	12	22
Total assets	3,228	3,289
Total liabilities	2,905	2,987
Profit for the year	40	43
Total comprehensive income for the year	£ 40	£ 43